Other non-current assets	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	14. Other non-current assets

Other non-current assets include assets that do not fall into specific non-current asset categories (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2025.

	2024	2023
	£m	£m
Other receivables¹	458	496
Prepayments²	390	124
	848	620
1.Primarily comprises amounts due in relation to property sales to The Berkeley Group. These amounts will be fully received by 2031.
2.Included within prepayments are capital expenditure prepayments made to suppliers to secure production capacity for certain of our capital projects. In the year, we have also revised our policy in relation to the classification of capital expenditure prepayments between current and non-current in order to align these to the operating cycles of the underlying assets to which they relate. Accordingly, prior year non-current prepayments have increased by £53 million to reflect this change, with a corresponding reduction in current prepayments (note 19).
The associated cash flows for capital expenditure prepayments are included within purchases of property, plant and equipment within the consolidated cash flow statement.